Related party balances and transactions - Transactions (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Purchase of products and services
Related party balances and transactions
Amount of transaction	¥ 376,504	¥ 216,079
Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction	2,168	2,400
Other income from related party
Related party balances and transactions
Amount of transaction	0	7,055
Interest income on loans
Related party balances and transactions
Amount of transaction	5,899	6,771
Interest expense on borrowings
Related party balances and transactions
Amount of transaction	7,706	6,116
Loans to related parties
Related party balances and transactions
Amount of transaction	9,800	12,000
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction	17,700	8,500
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction	100,000	0
Borrowings from related parties
Related party balances and transactions
Amount of transaction	¥ 449,000	¥ 300,000